111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  February 2, 2026

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust V (the “Trust”) (File Nos. 2-38613 and 811-2031) on behalf of MFS® International New Discovery Fund, MFS® Research Fund, and MFS® Total Return Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 93 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 2026.

 Please call the undersigned at (617)-954-4349 or Vanessa Rodriguez-Jimenez at (617)-954-5831 with any questions you may have.

  Sincerely,

  /s/TIFFANY KO

  Tiffany Ko

  Counsel